LOANS RECEIVABLE, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Loans Receivables [Abstract]
Schedule of Loans Receivables, Net

The Company’s loans receivable, net was as follows:

	As of
	June 30, 2023	December 31, 2022
Mortgage loans (residential)	$1,576,013	$1,589,871

Reclassifying as:
Current portion	$516,237	$517,479
Non-current portion	1,059,776	1,072,392
Loans receivable, net	$1,576,013	$1,589,871
The Company’s loan portfolio was as follows:
	As of December 31,
	2022	2021
Mortgage loans	$1,589,871	$3,908,925
Personal loans to affiliates, unsecured	—	76,799
Total loans	1,589,871	3,985,724
Less: allowance for loan losses	—	(76,799)
Loans receivables, net	$1,589,871	$3,908,925

Reclassifying as:
Current portion	$517,479	$123,611
Non-current portion	1,072,392	3,785,314
Loans receivables, net	$1,589,871	$3,908,925

Schedule of the Allowance for Loan Losses	The following table presents the activity in the allowance for loan losses for the fiscal years:
	As of December 31,
	2022	2021
Balance at beginning of year	$76,799	$88,436
Written-off	(76,799)	(11,637)
Balance at end of year	$—	$76,799

Schedule of Age Analysis of Loans by Class	Also included in the table below are loans that are 90 days or more past due as to interest and principal and still accruing interest, because they are well-secured and in the process of collection.
	As of December 31,
	2022	2021
Within credit term	$1,589,871	$3,908,925
Past due:
30 – 59 days	—	—
60 – 89 days	—	—
90 or more days due and still accruing interest	—	—
Nonaccrual	—	—
Total loans	$1,589,871	$3,908,925

Schedule of the Maturities of Loan Balances	The following table presents the maturities of loan balances for the years presented:
	As of December 31,
Maturities	2022	2021
Within 1 year	$517,479	$123,611
1 – 5 years	76,040	1,160,591
5 – 10 years	149,342	939,081
More than 10 years	847,010	1,685,642
Total loans	$1,589,871	$3,908,925

Schedule of Presents Credit Quality Exposures by Internally Assigned Risk Ratings	The following table presents credit quality exposures by internally assigned risk ratings as of the dates indicated:
	As of December 31,
Credit grades	2022	2021
Pass	$1,589,871	$3,908,925
OAEM	—	—
Substandard	—	—
Doubtful	—	—
Loss	—	—
Total loans	$1,589,871	$3,908,925